Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RPAR Risk Parity ETF | RPAR Risk Parity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.28%	(0.11%)	6.32%	(22.81%)	7.78%	19.35%
UPAR Ultra Risk Parity ETF | UPAR Ultra Risk Parity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	24.38%	(2.78%)	6.74%